Income tax - Components of income tax expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income tax expense comprises:
Current income tax	$ 3,125	$ 3,009	$ 2,661
Movement in deferred tax	12	88	186
Income tax (over)/under provided in prior years	(20)	7	(77)
Total income tax expense	$ 3,117	$ 3,104	2,770
Movements in deferred tax assets and deferred tax liabilities included in assets and liabilities held for sale			$ 41
Effective income tax rate	30.84%	30.12%	32.71%
Advance Asset Management Limited
Income tax expense comprises:
Other items attributable to tax losses on sale of business unit		$ 86
Australia
Income tax expense comprises:
Total income tax expense	$ 2,632	2,637	$ 2,316
Overseas
Income tax expense comprises:
Total income tax expense	485	467	454
Parent Entity
Income tax expense comprises:
Current income tax	2,520	2,393
Movement in deferred tax	18	113
Income tax (over)/under provided in prior years	(13)	(2)
Total income tax expense	2,525	2,504
Movements in deferred tax assets and deferred tax liabilities included in assets and liabilities held for sale			$ 0
Parent Entity | Advance Asset Management Limited
Income tax expense comprises:
Other items attributable to tax losses on sale of business unit		0
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	2,480	2,430
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 45	$ 74